Schedule Future Minimum Lease Payments Receivable (Detail) $ in Thousands	Jun. 30, 2021 USD ($)
Lessor Lease Description [Line Items]
2022	$ 443,765
2023	393,338
2024	332,504
2025	266,765
2026	178,956
2027 and thereafter	272,907
Total future minimum lease payments receivable	1,888,235
Owned Fleet
Lessor Lease Description [Line Items]
2022	411,631
2023	369,218
2024	311,303
2025	250,156
2026	166,771
2027 and thereafter	259,798
Total future minimum lease payments receivable	1,768,877
Managed Fleet
Lessor Lease Description [Line Items]
2022	32,134
2023	24,120
2024	21,201
2025	16,609
2026	12,185
2027 and thereafter	13,109
Total future minimum lease payments receivable	$ 119,358